SCHEDULE OF BANK NOTES PAYABLE (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Short-Term Debt [Line Items]
Total bank notes payables	$ 2,785,384	$ 3,113,961	$ 1,406,329
Less - current portion	(1,224,104)	(1,366,350)	(414,378)
Total bank notes payables, less current portion	1,561,280	1,747,611	991,951
Total bank notes payables, less current portion	1,561,280	1,747,611	991,951
November 27, 2018 - JJ [Member]
Short-Term Debt [Line Items]
Total bank notes payables	176,266	209,090	331,022
September 14, 2021 - CC [Member]
Short-Term Debt [Line Items]
Total bank notes payables	149,077	155,976	164,418
April 22, 2022 - Cerritos [Member]
Short-Term Debt [Line Items]
Total bank notes payables		165,430	174,492
May 22, 2023 - BB [Member]
Short-Term Debt [Line Items]
Total bank notes payables	91,784	98,215	121,951
May 22, 2023 - CC [Member]
Short-Term Debt [Line Items]
Total bank notes payables	130,332	139,464	173,169
May 22, 2023 - DD [Member]
Short-Term Debt [Line Items]
Total bank notes payables	118,219	127,497	158,309
September 13, 2023 - Garden Grove [Member]
Short-Term Debt [Line Items]
Total bank notes payables	109,226	116,073	141,484
September 13, 2023 - Laguna [Member]
Short-Term Debt [Line Items]
Total bank notes payables	109,226	116,073	141,484
March 22, 2024 - YM [Member]
Short-Term Debt [Line Items]
Total bank notes payables	125,042	131,563
March 22, 2024 - YCT [Member]
Short-Term Debt [Line Items]
Total bank notes payables	125,042	131,563
December 20, 2024 - Ontario [Member]
Short-Term Debt [Line Items]
Total bank notes payables	239,155	250,000
January 30, 2024 - Yoshiharu [Member]
Short-Term Debt [Line Items]
Total bank notes payables	650,000	650,000
June 4, 2024 - YLV [Member]
Short-Term Debt [Line Items]
Total bank notes payables	$ 762,015	$ 823,017